Goodwill and Intangible Assets - Goodwill (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance		$ 910,088	$ 902,579	$ 901,928
Acquisitions			5,053
Purchase price adjustment	[1]	(53)
Foreign currency translation		(3,269)	2,456	651
Balance		906,766	910,088	902,579
Production and Automation Technologies [Member]
Goodwill [Roll Forward]
Balance		808,952	801,443	800,792
Acquisitions			5,053
Purchase price adjustment	[1]	(53)
Foreign currency translation		(3,269)	2,456	651
Balance		805,630	808,952	801,443
Drilling Technologies [Member]
Goodwill [Roll Forward]
Balance		101,136	101,136	101,136
Purchase price adjustment	[1]	0
Foreign currency translation		0		0
Balance		$ 101,136	$ 101,136	$ 101,136

[1]	Purchase price adjustment related to our 2017 acquisition of PCP Oil Tools S.A. and Ener Tools S.A.